Restricted Certificate of Deposit - Additional Information (Detail) - Restricted Certificate of Deposit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Certificates Of Deposit [Line Items]
Investment maturity date	Mar. 08, 2017	Mar. 08, 2016
Investment interest rate	0.25%	0.25%